RELATED PARTY TRANSACTIONS RELATED PARTY TRANSACTIONS - Balances with Golar Partners and Subsidiaries (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Amount due from (to) related party	$ 3,353	$ 2,000
Golar Partners
Related Party Transaction [Line Items]
Amount due from (to) related party	(131,045)	(7,128)
Golar Partners | Trading balances with affiliates
Related Party Transaction [Line Items]
Amount due from (to) related party	(21,792)	(4,400)
Golar Partners | Methane Princess lease security deposit movements
Related Party Transaction [Line Items]
Amount due from (to) related party	(2,006)	(2,728)
Golar Partners | Deposits payable
Related Party Transaction [Line Items]
Amount due from (to) related party	$ (107,247)	$ 0